Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000111445 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	4.90%
C000111445 | Short-Term Investments - other
Holdings [Line Items]
Percent of Total Investments	15.60%
C000111445 | Short-Term Investments - U.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	79.50%
C000111445 | CommodityAgriculture
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000111445 | CommodityEnergy
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000111445 | CommodityIndustrial Metals
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000111445 | CommodityPrecious Metals
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000111445 | CommodityLivestock
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000101132 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	4.90%
C000101132 | Short-Term Investments - other
Holdings [Line Items]
Percent of Total Investments	15.60%
C000101132 | Short-Term Investments - U.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	79.50%
C000101132 | CommodityAgriculture
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000101132 | CommodityEnergy
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000101132 | CommodityIndustrial Metals
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000101132 | CommodityPrecious Metals
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000101132 | CommodityLivestock
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000014418 | FR_67066G104
Holdings [Line Items]
Percent of Total Investments	9.30%
C000014418 | FR_594918104
Holdings [Line Items]
Percent of Total Investments	7.80%
C000014418 | FR_037833100
Holdings [Line Items]
Percent of Total Investments	6.90%
C000014418 | FR_02079K107
Holdings [Line Items]
Percent of Total Investments	6.70%
C000014418 | FR_023135106
Holdings [Line Items]
Percent of Total Investments	5.10%
C000014418 | FR_11135F101
Holdings [Line Items]
Percent of Total Investments	4.10%
C000014418 | FR_30303M102
Holdings [Line Items]
Percent of Total Investments	3.50%
C000014418 | FR_532457108
Holdings [Line Items]
Percent of Total Investments	2.80%
C000014418 | FR_92826C839
Holdings [Line Items]
Percent of Total Investments	2.80%
C000014418 | FR_191216100
Holdings [Line Items]
Percent of Total Investments	2.20%
C000014418 | Coca-Cola Co.
Holdings [Line Items]
Percent of Total Investments	51.20%
C000014418 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000014418 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000014418 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000014418 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000014418 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000014418 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000014418 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000014418 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000014418 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000014418 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	36.20%
C000081632 | FR_67066G104
Holdings [Line Items]
Percent of Total Investments	9.30%
C000081632 | FR_594918104
Holdings [Line Items]
Percent of Total Investments	7.80%
C000081632 | FR_037833100
Holdings [Line Items]
Percent of Total Investments	6.90%
C000081632 | FR_02079K107
Holdings [Line Items]
Percent of Total Investments	6.70%
C000081632 | FR_023135106
Holdings [Line Items]
Percent of Total Investments	5.10%
C000081632 | FR_11135F101
Holdings [Line Items]
Percent of Total Investments	4.10%
C000081632 | FR_30303M102
Holdings [Line Items]
Percent of Total Investments	3.50%
C000081632 | FR_532457108
Holdings [Line Items]
Percent of Total Investments	2.80%
C000081632 | FR_92826C839
Holdings [Line Items]
Percent of Total Investments	2.80%
C000081632 | FR_191216100
Holdings [Line Items]
Percent of Total Investments	2.20%
C000081632 | Coca-Cola Co.
Holdings [Line Items]
Percent of Total Investments	51.20%
C000081632 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000081632 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000081632 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000081632 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000081632 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000081632 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000081632 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000081632 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000081632 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000081632 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	36.20%
C000047558 | FR_67066G104
Holdings [Line Items]
Percent of Total Investments	9.30%
C000047558 | FR_594918104
Holdings [Line Items]
Percent of Total Investments	7.80%
C000047558 | FR_037833100
Holdings [Line Items]
Percent of Total Investments	6.90%
C000047558 | FR_02079K107
Holdings [Line Items]
Percent of Total Investments	6.70%
C000047558 | FR_023135106
Holdings [Line Items]
Percent of Total Investments	5.10%
C000047558 | FR_11135F101
Holdings [Line Items]
Percent of Total Investments	4.10%
C000047558 | FR_30303M102
Holdings [Line Items]
Percent of Total Investments	3.50%
C000047558 | FR_532457108
Holdings [Line Items]
Percent of Total Investments	2.80%
C000047558 | FR_92826C839
Holdings [Line Items]
Percent of Total Investments	2.80%
C000047558 | FR_191216100
Holdings [Line Items]
Percent of Total Investments	2.20%
C000047558 | Coca-Cola Co.
Holdings [Line Items]
Percent of Total Investments	51.20%
C000047558 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000047558 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000047558 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000047558 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000047558 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000047558 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000047558 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000047558 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000047558 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000047558 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	36.20%
C000014485 | FR_67066G104
Holdings [Line Items]
Percent of Total Investments	8.00%
C000014485 | FR_594918104
Holdings [Line Items]
Percent of Total Investments	6.60%
C000014485 | FR_037833100
Holdings [Line Items]
Percent of Total Investments	6.40%
C000014485 | FR_02079K107
Holdings [Line Items]
Percent of Total Investments	4.00%
C000014485 | FR_023135106
Holdings [Line Items]
Percent of Total Investments	6.00%
C000014485 | FR_11135F101
Holdings [Line Items]
Percent of Total Investments	2.20%
C000014485 | FR_30303M102
Holdings [Line Items]
Percent of Total Investments	4.30%
C000014485 | FR_02079K305
Holdings [Line Items]
Percent of Total Investments	4.40%
C000014485 | FR_084670702
Holdings [Line Items]
Percent of Total Investments	2.70%
C000014485 | FR_46625H100
Holdings [Line Items]
Percent of Total Investments	2.50%
C000014485 | Broadcom, Inc.
Holdings [Line Items]
Percent of Total Investments	47.10%
C000014485 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000014485 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000014485 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000014485 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000014485 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000014485 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000014485 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000014485 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000014485 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000014485 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000014485 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000014487 | FR_67066G104
Holdings [Line Items]
Percent of Total Investments	8.00%
C000014487 | FR_594918104
Holdings [Line Items]
Percent of Total Investments	6.60%
C000014487 | FR_037833100
Holdings [Line Items]
Percent of Total Investments	6.40%
C000014487 | FR_02079K107
Holdings [Line Items]
Percent of Total Investments	4.00%
C000014487 | FR_023135106
Holdings [Line Items]
Percent of Total Investments	6.00%
C000014487 | FR_11135F101
Holdings [Line Items]
Percent of Total Investments	2.20%
C000014487 | FR_30303M102
Holdings [Line Items]
Percent of Total Investments	4.30%
C000014487 | FR_02079K305
Holdings [Line Items]
Percent of Total Investments	4.40%
C000014487 | FR_084670702
Holdings [Line Items]
Percent of Total Investments	2.70%
C000014487 | FR_46625H100
Holdings [Line Items]
Percent of Total Investments	2.50%
C000014487 | Broadcom, Inc.
Holdings [Line Items]
Percent of Total Investments	47.10%
C000014487 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
C000014487 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000014487 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000014487 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000014487 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000014487 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000014487 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000014487 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000014487 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000014487 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000014487 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000014488 | FR_67066G104
Holdings [Line Items]
Percent of Total Investments	8.00%
C000014488 | FR_594918104
Holdings [Line Items]
Percent of Total Investments	6.60%
C000014488 | FR_037833100
Holdings [Line Items]
Percent of Total Investments	6.40%
C000014488 | FR_02079K107
Holdings [Line Items]
Percent of Total Investments	4.00%
C000014488 | FR_023135106
Holdings [Line Items]
Percent of Total Investments	6.00%
C000014488 | FR_11135F101
Holdings [Line Items]
Percent of Total Investments	2.20%
C000014488 | FR_30303M102
Holdings [Line Items]
Percent of Total Investments	4.30%
C000014488 | FR_02079K305
Holdings [Line Items]
Percent of Total Investments	4.40%
C000014488 | FR_084670702
Holdings [Line Items]
Percent of Total Investments	2.70%
C000014488 | FR_46625H100
Holdings [Line Items]
Percent of Total Investments	2.50%
C000014488 | Broadcom, Inc.
Holdings [Line Items]
Percent of Total Investments	47.10%
C000014488 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
C000014488 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000014488 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000014488 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000014488 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000014488 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000014488 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000014488 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000014488 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000014488 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000014488 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000014466 | FR_67066G104
Holdings [Line Items]
Percent of Total Investments	8.00%
C000014466 | FR_594918104
Holdings [Line Items]
Percent of Total Investments	6.60%
C000014466 | FR_037833100
Holdings [Line Items]
Percent of Total Investments	6.40%
C000014466 | FR_02079K107
Holdings [Line Items]
Percent of Total Investments	4.00%
C000014466 | FR_023135106
Holdings [Line Items]
Percent of Total Investments	6.00%
C000014466 | FR_11135F101
Holdings [Line Items]
Percent of Total Investments	2.20%
C000014466 | FR_30303M102
Holdings [Line Items]
Percent of Total Investments	4.30%
C000014466 | FR_02079K305
Holdings [Line Items]
Percent of Total Investments	4.40%
C000014466 | FR_084670702
Holdings [Line Items]
Percent of Total Investments	2.70%
C000014466 | FR_46625H100
Holdings [Line Items]
Percent of Total Investments	2.50%
C000014466 | Broadcom, Inc.
Holdings [Line Items]
Percent of Total Investments	47.10%
C000014466 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[4]
C000014466 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000014466 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000014466 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000014466 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000014466 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000014466 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000014466 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000014466 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000014466 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000014466 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000014468 | FR_67066G104
Holdings [Line Items]
Percent of Total Investments	8.00%
C000014468 | FR_594918104
Holdings [Line Items]
Percent of Total Investments	6.60%
C000014468 | FR_037833100
Holdings [Line Items]
Percent of Total Investments	6.40%
C000014468 | FR_02079K107
Holdings [Line Items]
Percent of Total Investments	4.00%
C000014468 | FR_023135106
Holdings [Line Items]
Percent of Total Investments	6.00%
C000014468 | FR_11135F101
Holdings [Line Items]
Percent of Total Investments	2.20%
C000014468 | FR_30303M102
Holdings [Line Items]
Percent of Total Investments	4.30%
C000014468 | FR_02079K305
Holdings [Line Items]
Percent of Total Investments	4.40%
C000014468 | FR_084670702
Holdings [Line Items]
Percent of Total Investments	2.70%
C000014468 | FR_46625H100
Holdings [Line Items]
Percent of Total Investments	2.50%
C000014468 | Broadcom, Inc.
Holdings [Line Items]
Percent of Total Investments	47.10%
C000014468 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[5]
C000014468 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000014468 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000014468 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000014468 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000014468 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000014468 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000014468 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000014468 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000014468 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000014468 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000014469 | FR_67066G104
Holdings [Line Items]
Percent of Total Investments	8.00%
C000014469 | FR_594918104
Holdings [Line Items]
Percent of Total Investments	6.60%
C000014469 | FR_037833100
Holdings [Line Items]
Percent of Total Investments	6.40%
C000014469 | FR_02079K107
Holdings [Line Items]
Percent of Total Investments	4.00%
C000014469 | FR_023135106
Holdings [Line Items]
Percent of Total Investments	6.00%
C000014469 | FR_11135F101
Holdings [Line Items]
Percent of Total Investments	2.20%
C000014469 | FR_30303M102
Holdings [Line Items]
Percent of Total Investments	4.30%
C000014469 | FR_02079K305
Holdings [Line Items]
Percent of Total Investments	4.40%
C000014469 | FR_084670702
Holdings [Line Items]
Percent of Total Investments	2.70%
C000014469 | FR_46625H100
Holdings [Line Items]
Percent of Total Investments	2.50%
C000014469 | Broadcom, Inc.
Holdings [Line Items]
Percent of Total Investments	47.10%
C000014469 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[6]
C000014469 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000014469 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000014469 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000014469 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000014469 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000014469 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000014469 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000014469 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000014469 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000014469 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.10%

[1]	Amount is less than 0.05%.
[2]	Amount is less than 0.05%.
[3]	Amount is less than 0.05%.
[4]	Amount is less than 0.05%.
[5]	Amount is less than 0.05%.
[6]	Amount is less than 0.05%.